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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108


                   	Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Fundamental Growth Fund
           Schedule of Investments  12/31/08 (unaudited)

Shares                                                      Value
           COMMON STOCKS - 96.8 %
           Energy - 6.2 %
           Integrated Oil & Gas - 3.8 %
2,850      Exxon Mobil Corp.                             $  227,514
           Oil & Gas Equipment & Services - 2.4 %
5,700      National-Oilwell Varco, Inc. *                $  139,308
           Total Energy                                  $  366,822
           Materials - 8.4 %
           Fertilizers & Agricultural Chemicals - 1.2 %
1,025      Monsanto Co.                                  $   72,109
           Gold - 3.3 %
4,800      Newmont Mining Corp.                          $  195,360
           Industrial Gases - 3.9 %
3,900      Praxair, Inc.                                 $  231,504
           Total Materials                               $  498,973
           Capital Goods - 6.4 %
           Aerospace & Defense - 3.9 %
1,475      Northrop Grumman Corp. *                      $   66,434
3,015      United Technologies Corp.                        161,604
                                                         $  228,038
           Industrial Conglomerates - 2.5 %
2,615      3M Co.                                        $  150,467
           Total Capital Goods                           $  378,505
           Transportation - 1.5 %
           Air Freight & Couriers - 1.5 %
1,650      United Parcel Service                         $   91,014
           Total Transportation                          $   91,014
           Consumer Services - 0.7 %
           Casinos & Gaming - 0.7 %
3,550      International Game Technology                 $   42,210
           Total Consumer Services                       $   42,210
           Media - 0.9 %
           Movies & Entertainment - 0.9 %
2,845      Viacom, Inc. (Class B) *                      $   54,226
           Total Media                                   $   54,226
           Retailing - 4.5 %
           Apparel Retail - 4.5 %
1,405      Abercrombie & Fitch Co. (b)                   $   32,413
4,600      Ross Stores, Inc.                                136,758
4,830      TJX Co., Inc.                                     99,353
                                                         $  268,524
           Total Retailing                               $  268,524
           Food & Drug Retailing - 4.7 %
           Drug Retail - 4.7 %
9,570      CVS/Caremark Corp.                            $  275,039
           Total Food & Drug Retailing                   $  275,039
           Food, Beverage & Tobacco - 7.2 %
           Soft Drinks - 7.2 %
3,650      Coca-Cola Co. (b)                             $  165,236
4,750      PepsiCo, Inc.                                    260,158
                                                         $  425,394
           Total Food, Beverage & Tobacco                $  425,394
           Household & Personal Products - 0.9 %
           Household Products - 0.9 %
830        Procter & Gamble Co. *                        $   51,311
           Total Household & Personal Products           $   51,311
           Health Care Equipment & Services - 4.7 %
           Health Care Equipment - 4.7 %
1,050      Edwards Lifesciences Group *                  $   57,698
5,425      Medtronic, Inc.                                  170,454
1,200      Stryker Corp.                                     47,940
                                                         $  276,092
           Total Health Care Equipment & Services        $  276,092
           Pharmaceuticals & Biotechnology - 12.0 %
           Biotechnology - 3.3 %
3,830      Gilead Sciences, Inc. *                       $  195,866
           Life Sciences Tools & Services - 3.6 %
6,200      Thermo Fisher Scientific, Inc. *              $  211,234
           Pharmaceuticals - 5.1 %
6,850      Bristol-Myers Squibb Co.                      $  159,263
3,303      Teva Pharmaceutical Industries, Ltd. (A.D.R.)(   140,609
                                                         $  299,872
           Total Pharmaceuticals & Biotechnology         $  706,972
           Diversified Financials - 2.7 %
           Consumer Finance - 0.4 %
1,150      American Express Co.                          $   21,333
           Specialized Finance - 2.3 %
1,675      IntercontinentalExchange, Inc. *              $  138,087
           Total Diversified Financials                  $  159,420
           Insurance - 4.9 %
           Property & Casualty Insurance - 4.9 %
71         Berkshire Hathaway, Inc. (Class B) *          $  228,194
4,150      Progressive Corp. *                               61,462
                                                         $  289,656
           Total Insurance                               $  289,656
           Software & Services - 12.3 %
           Data Processing & Outsourced Services - 3.5 %
7,050      Western Union Co.                             $  101,097
720        MasterCard, Inc.                                 102,910
                                                         $  204,007
           Internet Software & Services - 3.0 %
580        Google, Inc. *                                $  178,437
           Systems Software - 5.8 %
9,890      Microsoft Corp.                               $  192,262
8,400      Oracle Corp. * (b)                               148,932
                                                         $  341,194
           Total Software & Services                     $  723,638
           Technology Hardware & Equipment - 12.6 %
           Communications Equipment - 7.6 %
13,750     Cisco Systems, Inc. *                         $  224,123
5,275      Corning, Inc.                                     50,271
3,235      Juniper Networks, Inc. *                          56,645
3,350      Qualcomm, Inc.                                   120,031
                                                         $  451,070
           Computer Hardware - 5.0 %
1,700      Apple, Inc. *                                 $  145,095
4,150      Hewlett-Packard Co.                              150,604
                                                         $  295,699
           Total Technology Hardware & Equipment         $  746,769
           Semiconductors - 6.2 %
           Semiconductor Equipment - 1.6 %
9,400      Applied Materials, Inc.                       $   95,222
           Semiconductors - 4.6 %
14,950     Intel Corp.                                   $  219,167
3,525      Texas Instruments, Inc.                           54,708
                                                         $  273,875
           Total Semiconductors                          $  369,097
           TOTAL COMMON STOCKS                           $5,723,662
           (Cost  $7,131,587)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 6.3 %
           Securities Lending Collateral  - 6.3 %
           Certificates of Deposit:
8,635      Abbey National Plc, 3.15%, 8/13/09            $    8,635
8,633      Bank of Nova Scotia, 3.21%, 5/5/09                 8,633
13,799     Bank of Scotland NY, 2.92%, 6/5/09                13,799
15,542     Barclays Bank, 1.5%, 5/27/09                      15,542
2,745      Calyon NY, 4.62%, 1/16/09                          2,745
17,269     CBA, 4.87%, 7/16/09                               17,269
15,542     DNB NOR Bank ASA NY, 3.04%, 6/5/09                15,542
15,819     Intesa SanPaolo S.p.A., 1.44%, 5/22/09            15,819
1,000      NORDEA NY, 4.13%, 4/9/09                           1,000
12,952     Royal Bank of Canada NY, 2.7%, 8/7/09             12,952
8,635      Royal Bank of Scotland, 3.06%, 3/5/09              8,635
1,726      Skandinavian Enskilda Bank NY, 3.06%, 2/13/09      1,726
17,269     Societe Generale, 3.29%, 9/4/09                   17,269
15,542     Svenska Bank NY, 4.61%, 7/8/09                    15,542
17,269     U.S. Bank NA, 2.25%, 8/24/09                      17,269
                                                         $  172,378
           Commercial Paper:
1,646      BBVA U.S., 2.83%, 3/12/09                     $    1,646
17,269     Monumental Global Funding, Ltd., 2.5%, 8/17/09    17,269
8,635      CME Group, Inc., 2.9%, 8/6/09                      8,635
8,634      General Electric Capital Corp., 2.86%, 3/16/09     8,634
16,958     American Honda Finance Corp., 4.95%, 7/14/09      16,958
17,269     HSBC Bank, Inc., 2.5%, 8/14/09                    17,269
8,635      IBM, 2.39%, 9/25/09                                8,635
15,542     MetLife Global Funding, 3.19%, 6/12/09            15,542
15,542     New York Life Global, 2.13%, 9/4/09               15,542
14,679     Westpac Banking Corp., 2.34%, 6/1/09              14,679
                                                         $  124,808
           Tri-party Repurchase Agreements:
37,992     Deutsche Bank, 0.25%, 1/2/09                  $   37,992
2,934      Barclays Capital Markets, 0.5%, 1/2/09             2,934
                                                         $   40,926
           Time Deposit:
17,269     BNP Paribas, 0.01%, 1/2/09                    $   17,269

           Money Market Mutual Funds:
4,317      Columbia Government Reserves Fund             $    4,317
12,952     JPMorgan, U.S. Government Money Market Fund       12,952
                                                         $   17,269
           Total Securities Lending Collateral           $  372,650
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $372,650)                              $ 372,650
           TOTAL INVESTMENT IN SECURITIES - 103.1 %
           (Cost  $7,504,237)(a)                         $6,096,312
           OTHER ASSETS AND LIABILITIES - (3.1) %        $(184,782)
           TOTAL NET ASSETS - 100.0 %                    $5,911,530

(A.D.R.)   American Depositary Receipt

*          Non-income producing security.

(a) At December 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $7,507,117 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax c $     187,932

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over va    (1,598,737)

           Net unrealized loss                             $ (1,410,805)

(b)        At December 31, 2008, the following securities were out on loan:

Shares     Description                                    Value
1,200      Abercrombie & Fitch Co.                       $  27,684
3,000      Coca-Cola Co.                                   135,810
5,000      Oracle Corp. *                                   88,650
2,700      Teva Pharmaceutical Industries, Ltd. (A.D.R.)          114,939
           Total                                         $        367,083

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets:

Valuation Inputs                                          InvestmenOther
Financial
                                                          in SecuriInstruments
Level 1 - Quoted Prices                                  $5,723,662
Level 2 - Other Significant Observable Inputs             372,650
Level 3 - Significant Unobservable Inputs
Total                                                    $6,096,312    0



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 27, 2009

* Print the name and title of each signing officer under his or her signature.